Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in thousands)	Insurance MCR (%)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
(a)	(b)[1]	(c)[2]	(d)[3]	(e)[4]	(f)[5]	(g)[6]	(h)[7]	(i)[8]
2024	$9,476,723	$23,936,110	$3,290,481	$7,351,147	$19.66	$78.23	$(43,009)	75.1%
2023	$10,154,701	$10,673,790	$1,677,797	$1,836,836	$5.94	$78.90	$(213,361)	81.2%
2022	$—	$(39,375,427)	$9,284,785	$2,340,139	$5.81	$74.06	$(338,844)	91.8%
2021	$389,569,439	$62,373,190	$37,030,665	$(16,627,248)	$23.22	$93.07	$(587,756)	106.0%
(1) The dollar amounts reported in column (b) are the amounts of total compensation reported for the PEO in the "total" column of the Summary Compensation Table in each applicable year. The names of the PEOs in each applicable year are as follows:
(a) 2024 and 2023: Andrew Toy
(b) 2021 and 2022: Vivek Garipalli

(2) The dollar amounts reported in column (c) represent the CAP for the corresponding fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments described in the “Adjustments Table” below in Footnote 4 were made to Mr. Toy’s total compensation to determine the compensation actually paid.

(3) The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

(a) 2024: Peter Kuipers, Jamie Reynoso, Conrad Wai, Brady Priest, Scott Leffler, and Terry Ronan
(b) 2023: Jamie Reynoso, Scott Leffler, Brady Priest, and Karen Soares
(c) 2022: Mark Herbers, Andrew Toy, Scott Leffler, Joseph Martin, and Brady Priest
(d) 2021: Mark Herbers, Andrew Toy, Jamie Reynoso, Prabhdeep Singh, and Joseph Wagner
(4) The dollar amounts reported in column (e) represent the average CAP amount for the Non-PEO NEOs specified in Footnote 3, as computed in accordance with Item 402(v) of Regulation S-K. The adjustments made to the average total compensation for the Non-PEO NEOs for each year to determine the CAP amounts are described in the adjustments table below:

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for the PEO in the "total" column of the Summary Compensation Table in each applicable year. The names of the PEOs in each applicable year are as follows:
(a) 2024 and 2023: Andrew Toy
(b) 2021 and 2022: Vivek Garipalli

Peer Group Issuers, Footnote	(6) Peer group TSR is the value of $100 at the end of the measurement period assuming invested in the peer group index as of the beginning of the measurement period. The beginning of the measurement period for this purpose is assumed to be the date of the closing of the Business Combination (January 7, 2021). The peer group used for this purpose is the following published industry index: Nasdaq Health Care Index.
PEO Total Compensation Amount	$ 9,476,723	$ 10,154,701	$ 0	$ 389,569,439
PEO Actually Paid Compensation Amount	$ 23,936,110	10,673,790	(39,375,427)	62,373,190
Adjustment To PEO Compensation, Footnote

Adjustments Table
	2024
*	PEO	Average of Non-PEO NEOs
Total Compensation from Summary Compensation Table	9,476,723	3,290,481
Subtract: the amounts reported in the Summary Compensation Table in respect to all equity awards	(7,891,720)	(2,268,946)
Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of the end of year end	6,019,108	4,739,520
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding and unvested as of the end of the year, with the value calculated as of year end	14,627,156	1,315,575
Add: the positive or negative year-over-year change in fair value of all equity awards granted and vested during the year, with the final value calculated as of the vesting date	—	—
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date	1,704,843	882,553
Subtract: the prior year’s year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year	—	(608,036)
Compensation Actually Paid (CAP)	23,936,110	7,351,147
*The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided to our NEOs; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values.
The valuation assumptions used to calculate the fair values were updated as of each measurement date and may differ from those disclosed as of the grant date:
a. For outstanding options, a Black Scholes model was used to calculate the fair value, with (i) expected term being calculated using the simplified method as of the grant date less elapsed time from the grant date to the valuation date, for options in-the-money on the valuation date, and at the midpoint of the vesting and contractual term, for options out-of-the-money on the valuation date; (ii) volatility being calculated using the same method as discussed in our Annual Report; (iii) risk-free rates based on the US Treasury Rate Yield Curve Rates, adjusted to approximate zero coupon yields using the “bootstrap” technique, as of the expected term calculated for each valuation date, and interpolated linearly; and (iv) dividend yield of 0% because the Company does not issue dividends, which is also consistent with the calculations discussed in the Annual Report.
b. For RSUs, the closing price of our Class A Common Stock on the valuation date was utilized.
c. For PRSUs for which the relevant performance period remains outstanding, a Monte Carlo model was used to simulate the Company stock prices in order to determine if the vesting condition is met. The model discounts the value of the PRSU at the assumed vesting date based on the risk-free rate. A similar methodology was used to determine the volatility, risk-free rate and dividend yield assumptions as those described for options above.
(5) Total shareholder return (“TSR”) is the value of $100 at the end of the measurement period assuming invested in our stock as of the beginning of the measurement period. The beginning of the measurement period for this purpose is assumed to be the date of the closing of the Business Combination (January 7, 2021).
(6) Peer group TSR is the value of $100 at the end of the measurement period assuming invested in the peer group index as of the beginning of the measurement period. The beginning of the measurement period for this purpose is assumed to be the date of the closing of the Business Combination (January 7, 2021). The peer group used for this purpose is the following published industry index: Nasdaq Health Care Index.
(7) The dollar amounts reported represent our net income (loss), as reflected in our audited financial statements for the applicable year.
(8) The percentage represents our Insurance MCR (which is a metric expressed as a percentage), as reflected in the Company's audited financial statements for the applicable year. While the Company principally used three financial performance measures in 2024 for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Insurance MCR is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company in 2024 to link compensation actually paid to the NEOs, to the Company’s performance.

Non-PEO NEO Average Total Compensation Amount	$ 3,290,481	1,677,797	9,284,785	37,030,665
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,351,147	1,836,836	2,340,139	(16,627,248)
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments Table
	2024
*	PEO	Average of Non-PEO NEOs
Total Compensation from Summary Compensation Table	9,476,723	3,290,481
Subtract: the amounts reported in the Summary Compensation Table in respect to all equity awards	(7,891,720)	(2,268,946)
Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of the end of year end	6,019,108	4,739,520
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding and unvested as of the end of the year, with the value calculated as of year end	14,627,156	1,315,575
Add: the positive or negative year-over-year change in fair value of all equity awards granted and vested during the year, with the final value calculated as of the vesting date	—	—
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date	1,704,843	882,553
Subtract: the prior year’s year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year	—	(608,036)
Compensation Actually Paid (CAP)	23,936,110	7,351,147
*The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided to our NEOs; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values.
The valuation assumptions used to calculate the fair values were updated as of each measurement date and may differ from those disclosed as of the grant date:
a. For outstanding options, a Black Scholes model was used to calculate the fair value, with (i) expected term being calculated using the simplified method as of the grant date less elapsed time from the grant date to the valuation date, for options in-the-money on the valuation date, and at the midpoint of the vesting and contractual term, for options out-of-the-money on the valuation date; (ii) volatility being calculated using the same method as discussed in our Annual Report; (iii) risk-free rates based on the US Treasury Rate Yield Curve Rates, adjusted to approximate zero coupon yields using the “bootstrap” technique, as of the expected term calculated for each valuation date, and interpolated linearly; and (iv) dividend yield of 0% because the Company does not issue dividends, which is also consistent with the calculations discussed in the Annual Report.
b. For RSUs, the closing price of our Class A Common Stock on the valuation date was utilized.
c. For PRSUs for which the relevant performance period remains outstanding, a Monte Carlo model was used to simulate the Company stock prices in order to determine if the vesting condition is met. The model discounts the value of the PRSU at the assumed vesting date based on the risk-free rate. A similar methodology was used to determine the volatility, risk-free rate and dividend yield assumptions as those described for options above.
(5) Total shareholder return (“TSR”) is the value of $100 at the end of the measurement period assuming invested in our stock as of the beginning of the measurement period. The beginning of the measurement period for this purpose is assumed to be the date of the closing of the Business Combination (January 7, 2021).
(6) Peer group TSR is the value of $100 at the end of the measurement period assuming invested in the peer group index as of the beginning of the measurement period. The beginning of the measurement period for this purpose is assumed to be the date of the closing of the Business Combination (January 7, 2021). The peer group used for this purpose is the following published industry index: Nasdaq Health Care Index.
(7) The dollar amounts reported represent our net income (loss), as reflected in our audited financial statements for the applicable year.
(8) The percentage represents our Insurance MCR (which is a metric expressed as a percentage), as reflected in the Company's audited financial statements for the applicable year. While the Company principally used three financial performance measures in 2024 for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Insurance MCR is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company in 2024 to link compensation actually paid to the NEOs, to the Company’s performance.

Compensation Actually Paid vs. Total Shareholder Return
During the reporting period prior to 2023, Mr. Garipalli’s (former PEO) compensation consisted of a special one-time grant in 2021 of RSUs and PRSUs. Mr. Garipalli did not receive base salary or annual bonus payments. As a consequence, the reported CAP amounts for Mr. Garipalli were entirely dependent on the Company’s stock price, and fair value measurement of his outstanding awards, at the end of each year in 2021 and 2022. Therefore, his CAP amounts were directly correlated with the Company’s cumulative TSR in 2021 and 2022. For 2023 and 2024, the CAP amounts for Mr. Toy and the Non-PEO NEOs take into account salary, bonus and equity awards granted to the executives, including in connection with the recruitment of certain executives in 2023 and 2024. While a significant portion of Mr. Toy’s and the Non-PEO NEOs' CAP amounts are attributable to changes in the Company’s stock price, and their outstanding awards’ fair value measurement at the end of each year, there are other inputs as well. Therefore, Mr. Toy’s and the Non-PEOs NEOs’ CAP amounts are not as directly correlated to the Company’s TSR over the reporting period. The Company’s cumulative TSR and the Cumulative TSR of the selected peer group reflects a similar trajectory during the reporting period, though the peer group per share value started at a higher value than that of the Company.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
The Company’s net income (loss) improved from a loss of approximately $213.4 million for the year ended December 31, 2023 to a loss of approximately $43.0 million for the year ended December 31, 2024. This improvement did not play a specific role in setting the compensation for our NEOs, nor in the determination of the CAP amounts for Mr. Toy or the Non-PEO NEOs. As discussed above, the CAP amounts for Mr. Toy and our Non-PEO NEOs were impacted by a number of factors not directly tied to the Company’s net income (loss) outcome for the relevant years.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Insurance MCR
Insurance MCR served as the “company selected measure” for 2024 and was utilized as one of two equally weighted financial performance measures used to measure Company performance under the 2024 annual bonus program. Insurance MCR, which is expressed as a percentage, is generally calculated as total net claims incurred divided by premiums earned. A lower percentage indicates higher gross profitability and better performance. Over the reporting period, Insurance MCR improved by approximately 30%, from 106% in 2021 to 75.1% in 2024. As discussed above, the CAP amounts for Mr. Toy and our Non-PEO NEOs were impacted by a number of factors. For Mr. Toy and the Non-PEO NEOs, the Insurance MCR outcome in 2024 resulted in achievement that meaningfully exceeded the Insurance MCR target for 2024. This outcome positively impacted the Company’s performance across the bonus program’s two metrics, which resulted in funding the aggregate bonus pool at 100% of target in 2022 and over 100% of target in 2023 and 2024. Lower bonuses were paid in 2021 based on outcomes less than target for the bonus plan achievement in 2021. These bonus payouts impacted Mr. Toy and our Non-PEO NEO CAP amounts, but they did not have as large of an impact as assigned equity grant award values each year. Therefore, while the size of bonus payouts was directly aligned with the outcome of Insurance MCR in 2024, as a result of the bonus payout being only a small portion of the overall CAP amounts for Mr. Toy and Non-PEO NEOs, the CAP amounts do not directly correlate with the Insurance MCR for the reporting period.

Total Shareholder Return Vs Peer Group
During the reporting period prior to 2023, Mr. Garipalli’s (former PEO) compensation consisted of a special one-time grant in 2021 of RSUs and PRSUs. Mr. Garipalli did not receive base salary or annual bonus payments. As a consequence, the reported CAP amounts for Mr. Garipalli were entirely dependent on the Company’s stock price, and fair value measurement of his outstanding awards, at the end of each year in 2021 and 2022. Therefore, his CAP amounts were directly correlated with the Company’s cumulative TSR in 2021 and 2022. For 2023 and 2024, the CAP amounts for Mr. Toy and the Non-PEO NEOs take into account salary, bonus and equity awards granted to the executives, including in connection with the recruitment of certain executives in 2023 and 2024. While a significant portion of Mr. Toy’s and the Non-PEO NEOs' CAP amounts are attributable to changes in the Company’s stock price, and their outstanding awards’ fair value measurement at the end of each year, there are other inputs as well. Therefore, Mr. Toy’s and the Non-PEOs NEOs’ CAP amounts are not as directly correlated to the Company’s TSR over the reporting period. The Company’s cumulative TSR and the Cumulative TSR of the selected peer group reflects a similar trajectory during the reporting period, though the peer group per share value started at a higher value than that of the Company.

Tabular List, Table

Most Important Financial Performance Measures
Total MA Revenue
Insurance Medical Care Ratio (MCR)
Adjusted SG&A

Total Shareholder Return Amount	$ 19.66	5.94	5.81	23.22
Peer Group Total Shareholder Return Amount	78.23	78.90	74.06	93.07
Net Income (Loss)	$ (43,009,000)	$ (213,361,000)	$ (338,844,000)	$ (587,756,000)
Company Selected Measure Amount	0.751	0.812	0.918	1.060
PEO Name	Andrew Toy	Andrew Toy	Vivek Garipalli	Vivek Garipalli
Additional 402(v) Disclosure
(2) The dollar amounts reported in column (c) represent the CAP for the corresponding fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments described in the “Adjustments Table” below in Footnote 4 were made to Mr. Toy’s total compensation to determine the compensation actually paid.
(3) The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows:
(a) 2024: Peter Kuipers, Jamie Reynoso, Conrad Wai, Brady Priest, Scott Leffler, and Terry Ronan
(b) 2023: Jamie Reynoso, Scott Leffler, Brady Priest, and Karen Soares
(c) 2022: Mark Herbers, Andrew Toy, Scott Leffler, Joseph Martin, and Brady Priest
(d) 2021: Mark Herbers, Andrew Toy, Jamie Reynoso, Prabhdeep Singh, and Joseph Wagner
(4) The dollar amounts reported in column (e) represent the average CAP amount for the Non-PEO NEOs specified in Footnote 3, as computed in accordance with Item 402(v) of Regulation S-K. The adjustments made to the average total compensation for the Non-PEO NEOs for each year to determine the CAP amounts are described in the adjustments table below:
*The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided to our NEOs; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values. The valuation assumptions used to calculate the fair values were updated as of each measurement date and may differ from those disclosed as of the grant date:a. For outstanding options, a Black Scholes model was used to calculate the fair value, with (i) expected term being calculated using the simplified method as of the grant date less elapsed time from the grant date to the valuation date, for options in-the-money on the valuation date, and at the midpoint of the vesting and contractual term, for options out-of-the-money on the valuation date; (ii) volatility being calculated using the same method as discussed in our Annual Report; (iii) risk-free rates based on the US Treasury Rate Yield Curve Rates, adjusted to approximate zero coupon yields using the “bootstrap” technique, as of the expected term calculated for each valuation date, and interpolated linearly; and (iv) dividend yield of 0% because the Company does not issue dividends, which is also consistent with the calculations discussed in the Annual Report. b. For RSUs, the closing price of our Class A Common Stock on the valuation date was utilized. c. For PRSUs for which the relevant performance period remains outstanding, a Monte Carlo model was used to simulate the Company stock prices in order to determine if the vesting condition is met. The model discounts the value of the PRSU at the assumed vesting date based on the risk-free rate. A similar methodology was used to determine the volatility, risk-free rate and dividend yield assumptions as those described for options above.(5) Total shareholder return (“TSR”) is the value of $100 at the end of the measurement period assuming invested in our stock as of the beginning of the measurement period. The beginning of the measurement period for this purpose is assumed to be the date of the closing of the Business Combination (January 7, 2021).(7) The dollar amounts reported represent our net income (loss), as reflected in our audited financial statements for the applicable year. (8) The percentage represents our Insurance MCR (which is a metric expressed as a percentage), as reflected in the Company's audited financial statements for the applicable year. While the Company principally used three financial performance measures in 2024 for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Insurance MCR is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company in 2024 to link compensation actually paid to the NEOs, to the Company’s performance.
Financial Performance Measures
	As described in greater detail in the section of this Proxy Statement titled "Compensation Discussion and Analysis," the Company’s executive compensation philosophy reflects a pay-for-performance culture. The metrics that the Company uses for its short-term and for certain long-term incentive awards were selected based on, among other things, an objective of providing meaningful incentives for our NEOs to create long-term value for Company stockholders. The most important financial performance measures used by the Company to link executive compensation for the NEOs, for the most recently completed fiscal year, to the Company’s performance are set forth in the following table
Measure:: 1
Pay vs Performance Disclosure
Name	Total MA Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Insurance Medical Care Ratio (MCR)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted SG&A
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,891,720)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,019,108
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,627,156
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,704,843
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,268,946)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,739,520
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,315,575
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	882,553
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (608,036)